Other long-term debt	12 Months Ended
Dec. 31, 2022
Other long-term debt.
Other long-term debt

12.         Other long-term debt

As of December 31, 2021 and 2022, other long-term debt analyzed by final installment maturity dates consisted of the following:

	December 31,	December 31,
	2021	2022
	US$	US$
Senior notes
June 2022 Senior notes due on June 29, 2022 at 12.00% per annum	78,997,031	79,646,560
September 2023 Senior notes due on September 17, 2023 at 14.50% per annum	253,096,367	249,723,695
October 2023 notes due on October 15, 2023 at 14.20% per annum	132,576,797	131,475,779
January 2024 notes due on January 25, 2024 at 14.00% per annum	262,064,363	260,540,750

Corporate bonds
Due November 13, 2025 at 8.35% per annum	27,747,400	25,257,603
Due Januray 4, 2026 at 8.35% per annum	15,347,334	14,049,622

Loan from Ping An Trust Co., Ltd
Due May 31. 2022 at 12.80% per annum	35,603,934	20,898,544

Loan from China Huarong Asset Management Co., Ltd
Due April 20, 2022 at 12.00% per annum	42,348,291	32,880,567
Due November 27, 2022 at 12.00% per annum	20,857,318	19,093,702

Loan from Chang An International Trust Co., Ltd
Due December 10, 2023 at 9.00% per annum	169,393,164	155,069,925

Loan from Min Sheng Finance Lease Co., Ltd
Due July 15, 2023 at 5.85% per annum	6,452,550	4,842,975

Loan from Daye Trust Co., Ltd
Due August 31, 2022 at 11.50% per annum	94,107,314	86,149,958
Due October 16, 2022 at 14.50% per annum	34,506,015	28,716,653

Loan from Hubei Tian Qian Asset Management Co., Ltd
Due July 14, 2022 at 13.00% per annum	35,989,774	22,973,322

Loan from China Minsheng Trust Co., Ltd
Due January 22, 2023 at 10.00% per annum	15,684,552	—

Loan from Qingdao Xifa Commercial Factoring Co., Ltd
Due June 20,2023 at 9.00% per annum	—	43,074,979

Loan from Qingdao Haifa Finance Leasing Co., Ltd
Due January 24,2024 at 9.00% per annum	—	1,952,732

Loan from Qingdao West Coast Small Loan Co., Ltd
Due January 24,2024 at 9.00% per annum	—	4,307,498

Loan from Qingdao Rongfu Huijin Asset Management Co., Ltd
Due May 20,2024 at 9.00% per annum	—	35,895,816

Loan from Zhengzhou Jinshui Construction Comprehensive Development General Company
Due August 30,2025 at 2.80% to 3.00% per annum	—	7,753,496

Loan from China Development Bank Henan Branch
Due August 30,2025 at 2.80% to 7.00% per annum	—	85,575,625

Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd
Due August 30,2025 at 2.80% to 3.20% per annum	—	143,583

Loan from Kent EB-5 LLC
Due January 23, 2022 at 5.95% per annum	41,928,898	—

Loan from 135-35 NORTHERN BLVD 1&2 LLC
Due May 1, 2021 at 8.5% per annum	30,000,000	—

Loan from Ares Management
Due January 12, 2024 at 10.05% per annum	120,000,000	82,144,392

Loan from Kriss Capital LLC
Due April 4, 2023 at 7.50% per annum	—	36,137,739

Loan from Mezzanine Loan
Due October 4, 2023 at 10.30% per annum	—	5,500,000

Loan from Mezzanine Loan
Due October 4, 2023 at 10.30% per annum	—	34,425,000

Total principal of other long-term debt	1,416,701,102	1,468,230,517
Less: current portion of other long-term debt	(1,141,600,901)	(1,209,149,107)
Total other long-term debt	275,100,201	259,081,410

The June 2022, September 2023, October 2023 and January 2024 Senior Secured Notes are senior secured pari passu obligations of the Company.

As of December 31, 2022, the contractual maturities of these debts are as follows:

Year	Amount
US$
2023	1,209,149,107
2024	203,088,187
2025	55,993,223
2026	—
2027 and thereafter	—
Less: current portion of other long term debt	(1,209,149,107)
Total: Other long-term debt	259,081,410

The Company did not made payments in full for June 2022 Senior Secured Notes of RMB545.3 million at maturity on June 29, 2022. The default in repayment triggered the default term of other senior notes. As a result, other long-term debt of US$260,540,750 (2021: US$394,641,160) was reclassified from non-current liability to current liability as of December 31, 2022.

As of December 31, 2022, US$588,636,603 of the Group’s other long-term debt was denominated in RMB and mainly secured by the Group’s real estate properties under development with net book value of US$336,107,945 (2021: US$129,857,246), land use rights with net book value of US$145,339,253 (2021: US$44,633,373), real estate properties held for lease with net book value of US$107,905,636 (2021: US$20,216,787), real estate properties development completed with net book value of US$54,777,898 (2021: US$2,890,943), and property and equipment with net book value of US$14,060,566 (2021: US$18,050,265). As of December 31, 2022, US$879,593,915 of the Group’s other long-term debt, mainly consisted of the Senior Secured Notes, was denominated in U.S. dollar.

February 2021 Senior Secured Notes

On February 28, 2017, the Company issued an aggregate principal amount of US$300,000,000 of the February 2021 Senior Secured Notes. The February 2021 Senior Secured Notes bear interest at 7.75% per annum payable semi-annually. Interest will be payable on February 28 and August 28 of each year, commencing August 28, 2017. The February 2021 Senior Secured Notes have a four year term maturing on February 28, 2021.

The effective interest rate of February 2021 Senior Secured Notes is 8.68%.

The February 2021 Senior Secured Notes were issued pursuant to an indenture, dated February 28, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “February 2021 Indenture”). The Company’s obligations under the February 2021 Indenture and the February 2021 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the February 2021 Indenture. The Company’s obligations under the February 2021 Indenture and the February 2021 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.

At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the February 2021 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the February 2021 Secured Senior Notes.

The February 2021 Indenture contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the February 2021 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the February 2021 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the February 2021 Indenture) of 2.0 to 1.0.

From August 31, 2018 to December 31, 2018, the Company redeemed the February 2021 Senior Secured Notes for a total principal amount of US$25.4 million. The Company recognized gain on extinguishment of debt amounting to US$2,642,710, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$3,043,135 and the loss from unamortized deferred debt issuance costs amounting to US$400,425.

From January 1, 2019 to December 31, 2019, the Company redeemed the February 2021 Senior Secured Notes for a total principal amount of US$10.6 million. The Company recognized gain on extinguishment of debt amounting to US$1,126,617, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$1,246,256 and the loss from unamortized deferred debt issuance costs amounting to US$119,639.

From January 1, 2020 to December 31, 2020, the Company redeemed the February 2021 Senior Secured Notes for a total principal amount of US$19 million. The Company recognized loss on extinguishment of debt amounting to US$588,507, consisting of the loss from the difference between repurchase price and principal amount of the debt amounting to US$348,581 and the loss from unamortized deferred debt issuance costs amounting to US$239,926.

On September 17, 2020, eligible holders of the February 2021 Senior Secured Notes in the aggregate principal amount of US$20.0 million exchanged their notes for the September 2023 Senior Secured Notes. From January 1, 2021 to February 28, 2021, the Company redeemed the February 2021 Senior Secured Notes for a total principal amount of US$20.0 million.

On February 28, 2021, the Company paid in full the principal amount plus accrued and unpaid interest.

November 2020 Senior Secured Notes

On November 22, 2017 and December 1, 2017, the Company issued an aggregate principal amount of US$200,000,000 and US$100,000,000 of the November 2020 Senior Secured Notes, respectively. The November 2020 Senior Secured Notes bear interest at 8.875% per annum payable semi-annually. Interest will be payable on May 22 and November 22 of each year, commencing May 22, 2018. The November 2020 Senior Secured Notes have a three year term maturing on November 22, 2020.

The effective interest rate of November 2020 Senior Secured Notes is 9.95%.

The November 2020 Senior Secured Notes were issued pursuant to an indenture, dated November 22, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “November 2020 Indenture”). The Company’s obligations under the November 2020 Indenture and the November 2020 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the November 2020 Indenture. The Company’s obligations under the November 2020 Indenture and the November 2020 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to November 22, 2020, the Company may at its option redeem the November 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the November 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any November 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such November 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such November 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such November 2020 Senior Secured Note through the maturity date of the November 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the November 2020 Indenture) plus 100 basis points, over (B) the principal amount of such November 2020 Senior Secured Note on such redemption date.

At any time prior to November 22, 2020, the Company may redeem up to 35% of the aggregate principal amount of the November 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.875% of the principal amount of the November 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the November 2020 Senior Secured Notes issued on November 22, 2017 remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the November 2020 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the November 2020 Secured Senior Notes.

The November 2020 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the November 2020 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the November 2020 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the November 2020 Indenture) of 2.0 to 1.0.

From January 1, 2019 to December 31, 2019, the Company redeemed the November 2020 Senior Secured Notes for a total principal amount of US$0.9 million. The Company recognized gain on extinguishment of debt amounting to US$38,136, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$47,200 and the loss from unamortized deferred debt issuance costs amounting to US$9,064.

From January 1, 2020 to November 22, 2020, the Company redeemed the November 2020 Senior Secured Notes for a total principal amount of US$45.8 million. The Company recognized loss on extinguishment of debt amounting to US$216,290, consisting of the loss from the difference between repurchase price and principal amount of the debt amounting to US$42,214 and the loss from unamortized deferred debt issuance costs amounting to US$174,076.

On November 22, 2020, the Company paid in full the principal amount plus accrued and unpaid interest.

March 2020 Senior Secured Notes

On March 19, 2018, the Company issued an aggregate principal amount of US$200,000,000 of the March 2020 Senior Secured Notes. The March 2020 Senior Secured Notes bear interest at 9.875% per annum payable semi-annually. Interest will be payable on March 19 and September 19 of each year, commencing September 19, 2018. The March 2020 Senior Secured Notes have a two year term maturing on March 19, 2020.

The effective interest rate of March 2020 Senior Secured Notes is 11.34%.

The March 2020 Senior Secured Notes were issued pursuant to an indenture, dated March 19, 2017, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “March 2020 Indenture”). The Company’s obligations under the March 2020 Indenture and the March 2020 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the March 2020 Indenture. The Company’s obligations under the March 2020 Indenture and the March 2020 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to March 19, 2020, the Company may at its option redeem the March 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the March 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any March 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such March 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such March 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such March 2020 Senior Secured Note through the maturity date of the March 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the March 2020 Indenture) plus 100 basis points, over (B) the principal amount of such March 2020 Senior Secured Note on such redemption date.

At any time prior to March 19, 2020, the Company may redeem up to 35% of the aggregate principal amount of the March 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 109.875% of the principal amount of the March 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the March 2020 Senior Secured Notes issued on March 19, 2018 remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the March 2020 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the March 2020 Senior Secured Notes.

The March 2020 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the March 2020 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the March 2020 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the March 2020 Indenture) of 2.0 to 1.0.

From January 1, 2019 to December 31, 2019, the Company redeemed the March 2020 Senior Secured Notes for a total principal amount of US$75.7 million. The Company recognized loss on extinguishment of debt amounting to US$563,941, consisting of the loss from unamortized deferred debt issuance costs amounting to US$563,941.

From January 1, 2020 to March 19, 2020, the Company redeemed the March 2020 Senior Secured Notes for a total principal amount of US$11.7 million.

On March 19, 2020, the Company paid in full the principal amount plus accrued and unpaid interest.

October 2021 Senior Secured Notes

On April 15, 2019 and April 26, 2019, the Company issued Senior Notes with an aggregate principal amount of US$300,000,000 due on October 15, 2021 (the “October 2021 Notes”). The October 2021 Notes bear interest at 14.2% per annum, payable semi-annually. Interest will be payable on April 15 and October 15 of each year, commencing October 15, 2019. The October 2021 Notes have a two and a half year (thirty month) term maturing on October 15, 2021.

The October 2021 Notes were issued pursuant to an indenture, dated as of April 15, 2019, between the Company, the Subsidiary Guarantors (as defined below) and Citicorp International Limited, as trustee and shared security agent (the “October 2021 Indenture”). The Company’s obligations under the October 2021 Indenture and the October 2021 Notes are guaranteed initially by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited, Elite Quest Holdings Limited and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the October 2021 Indenture. The Company’s obligations under the October 2021 Indenture and the October 2021 Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Limited.

At any time prior to October 15, 2021, the Company may at its option redeem the October 2021 Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the October 2021 Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any October 2021 Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such Note, plus all required remaining scheduled interest payments due on such Note through the maturity date of the October 2021 Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to October 15, 2021, the Company may redeem up to 35% of the aggregate principal amount of the October 2021 Notes with the net cash proceeds of one or more sales of the Company’s common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.2% the principal amount of the October 2021 Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the October 2021 Notes issued on April 15, 2019 remains outstanding after each such redemption and any such redemption takes place within 60 days after the closing of the related equity offering.

Following a Change of Control (as defined in the October 2021 Indenture), the Company must make an offer to purchase all outstanding October 2021 Notes at a purchase price equal to 101.0% of the principal amount thereof plus accrued and unpaid interest, if any, to (but not including) the offer to purchase payment date.

The October 2021 Indenture contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the October 2021 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, sell assets, or make certain other payment, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the October 2021 Indenture) of 2.0 to 1.0.

From January 1, 2019 to December 31, 2019, the Company redeemed the October 2021 Senior Secured Notes for a total principal amount of US$2.5 million. The Company recognized loss on extinguishment of debt amounting to US$25,240, consisting of the gain from the difference between repurchase price and principal amount of the debt amounting to US$52,500 and the loss from unamortized deferred debt issuance costs amounting to US$77,740.

From January 1, 2020 to December 31, 2020, the Company redeemed the October 2021 Senior Secured Notes for a total principal amount of US$5.5 million. The Company recognized loss on extinguishment of debt amounting to US$176,209, consisting of the loss from the difference between repurchase price and principal amount of the debt amounting to US$176,209.

On September 17, 2020, eligible holders of the October 2021 Senior Secured Notes in the aggregate principal amount of US$38.0 million exchanged their notes for the September 2023 Senior Secured Notes.

On January 25, 2021, eligible holders of the October 2021 Senior Secured Notes in the aggregate principal amount of US$25.0 million exchanged their notes for the January 2024 Senior Secured Notes.

On October 15, 2021, eligible holders of the October 2021 Notes in the aggregate principal amount of US$207,680,000 exchanged their notes and the Company delivered the October 2023 Senior Secured Notes in the aggregate principal amount of US$205,401,000 due on October 15, 2023 and US$19,101,080 in cash consideration in full satisfaction of the exchange consideration to those eligible holders. At the same time, all the remaining October 2021 Senior Secured Notes that have not been validly tendered and accepted for exchange were redeemed at maturity in full.

June 2022 Senior Secured Notes

On July 3, 2020 and August 6, 2020, the Company issued an aggregate principal amount of RMB514.5 million (US$75 million) of the June 2022 Senior Secured Notes. The June 2022 Senior Secured Notes bear interest at 12.00% per annum payable semi-annually. Interest will be payable on December 29 and June 29 of each year, commencing December 29, 2020. The June 2022 Senior Secured Notes have a two years term maturing on June 29, 2022.

The effective interest rate of June 2022 Senior Secured Notes is 15.69%.

The June 2022 Senior Secured Notes were issued pursuant to an indenture, dated June 29, 2020, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “June 2022 Indenture”). The Company’s obligations under the June 2022 Indenture and the June 2022 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the June 2022 Indenture. The Company’s obligations under the June 2022 Indenture and the June 2022 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to June 29, 2022, the Company may at its option redeem the June 2022 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2022 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any June 2022 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such June 2022 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such June 2022 Senior Secured Note, plus all required remaining scheduled interest payments due on such June 2022 Senior Secured Note through the maturity date of the June 2022 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2022 Indenture) plus 100 basis points, over (B) the principal amount of such June 2022 Senior Secured Note on such redemption date.

At any time prior to June 29, 2022, the Company may redeem up to 35% of the aggregate principal amount of the June 2022 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 112% of the principal amount of the June 2022 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2022 Senior Secured Notes issued on June 29, 2020 remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2022 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2022 Senior Secured Notes.

The June 2022 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the June 2022 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the June 2022 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the June 2022 Indenture) of 2.0 to 1.0.

September 2023 Senior Secured Notes

On September 17, 2020, the Company issued an aggregate principal amount of US$300 million of the September 2023 Senior Secured Notes. The September 2023 Senior Secured Notes bear interest at 14.50% per annum payable semi-annually. Interest will be payable on March 17 and September 17 of each year, commencing March 17, 2021. The September 2023 Senior Secured Notes have a three years term maturing on September 17, 2023.

The effective interest rate of September 2023 Senior Secured Notes is 15.69%.

The September 2023 Senior Secured Notes were issued pursuant to an indenture, dated September 17, 2020, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “September 2023 Indenture”). The Company’s obligations under the September 2023 Indenture and the September 2023 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the September 2023 Indenture. The Company’s obligations under the September 2023 Indenture and the September 2023 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to September 17, 2023, the Company may at its option redeem the September 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the September 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any September 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such September 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such September 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such September 2023 Senior Secured Note through the maturity date of the September 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the September 2023 Indenture) plus 100 basis points, over (B) the principal amount of such September 2023 Senior Secured Note on such redemption date.

At any time prior to September 17, 2023, the Company may redeem up to 35% of the aggregate principal amount of the September 2023 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.5% of the principal amount of the September 2023 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the September 2023 Senior Secured Notes issued on September 17, 2020 remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the September 2023 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the September 2023 Senior Secured Notes.

The September 2023 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the September 2023 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the September 2023 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the September 2023 Indenture) of 2.0 to 1.0.

From January 1, 2020 to December 31, 2020, the Company redeemed the September 2023 Senior Secured Notes for a total principal amount of US$1 million. The Company recognized loss on extinguishment of debt amounting to US$7,334, consisting of the loss from the difference between repurchase price and principal amount of the debt amounting to US$7,334.

From January 1, 2021 to December 31, 2021, the Company redeemed the September 2023 Senior Secured Notes for a total principal amount of US$41.2 million.

From January 1, 2022 to December 31, 2022, the Company redeemed the September 2023 Senior Secured Notes for a total principal amount of US$3.5 million.

January 2024 Senior Secured Notes

On January 25, 2021 and February 9, 2021, the Company issued a collective aggregate principal amount of US$270 million of the January 2024 Senior Secured Notes. The January 2024 Senior Secured Notes bear interest at 14.0% per annum payable semi-annually. Interest will be payable on July 25 and January 25 of each year, commencing July 25, 2021. The January 2024 Senior Secured Notes have a three years term maturing on January 25, 2024.

The effective interest rate of January 2024 Senior Secured Notes is 14.49%.

The January 2024 Senior Secured Notes were issued pursuant to an indenture, dated January 25, 2021, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “January 2024 Indenture”). The Company’s obligations under the January 2024 Indenture and the January 2024 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the January 2024 Indenture. The Company’s obligations under the January 2024 Indenture and the January 2024 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to January 25, 2024, the Company may at its option redeem the January 2024 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the January 2024 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any January 2024 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such January 2024 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such January 2024 Senior Secured Note, plus all required remaining scheduled interest payments due on such January 2024 Senior Secured Note through the maturity date of the January 2024 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the January 2024 Indenture) plus 100 basis points, over (B) the principal amount of such January 2024 Senior Secured Note on such redemption date.

At any time prior to January 25, 2024, the Company may redeem up to 35% of the aggregate principal amount of the January 2024 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114% of the principal amount of the January 2024 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the January 2024 Senior Secured Notes issued on January 25, 2021, remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the January 2024 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the January 2024 Senior Secured Notes.

The January 2024 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the January 2024 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the January 2024 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the January 2024 Indenture) of 2.0 to 1.0.

From January 1, 2021 to December 31, 2021, the Company redeemed the January 2024 Senior Secured Notes for a total principal amount of US$5.5 million.

From January 1, 2022 to December 31, 2022, the Company redeemed the January 2024 Senior Secured Notes for a total principal amount of US$4.82 million.

October 2023 Senior Secured Notes

On October 15, 2021, eligible holders of the October 2021 Notes in the aggregate principal amount of US$207.68 million exchanged their notes and the Company delivered the October 2023 Senior Secured Notes in the aggregate principal amount of US$205.4 million due on October 15, 2023 and US$19.1 million in cash consideration in full satisfaction of the exchange consideration to those eligible holders. The October 2023 Senior Secured Notes bear interest at 14.2% per annum payable semi-annually. Interest will be payable on April 15 and October 15 of each year, commencing April 15, 2022. The October 2023 Senior Secured Notes have a two years term maturing on October 15, 2023.

The effective interest rate of October 2023 Senior Secured Notes is 16.65%.

The October 2023 Senior Secured Notes were issued pursuant to an indenture, dated October 15, 2021, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “October 2023 Indenture”). The Company’s obligations under the October 2023 Indenture and the October 2023 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the October 2023 Indenture. The Company’s obligations under the October 2023 Indenture and the October 2023 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd.

At any time prior to October 15, 2023, the Company may at its option redeem the October 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the October 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any October 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such October 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such October 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such October 2023 Senior Secured Note through the maturity date of the October 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the October 2023 Indenture) plus 100 basis points, over (B) the principal amount of such October 2023 Senior Secured Note on such redemption date.

At any time prior to October 15, 2023, the Company may redeem up to 35% of the aggregate principal amount of the October 2023 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.5% of the principal amount of the October 2023 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the October 2023 Senior Secured Notes issued on October 15, 2021, remains outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the October 2023 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the October 2023 Senior Secured Notes.

The October 2023 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the October 2023 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the October 2023 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the October 2023 Indenture) of 2.0 to 1.0.

From January 1, 2021 to December 31, 2021, the Company redeemed the October 2023 Senior Secured Notes for a total principal amount of US$66.1 million.

From January 1, 2022 to December 31, 2022, the Company redeemed the October 2023 Senior Secured Notes for a total principal amount of US$2.5 million.

Onshore Corporate Bonds

On December 28, 2015, Xinyuan China issued the first tranche of the onshore corporate bonds with an aggregate principal amount of RMB1 billion (US$154 million) due on December 28, 2020 (the “First Tranche Bonds”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on December 28 of each year, commencing December 28, 2016.

From November 19, 2018 to November 30, 2018, the Company redeemed the First Tranche Bonds for a total principal amount of RMB0.6 billion (US$87 million). The Company recognized loss on extinguishment of debt amounting to US$6,518,487, consisting of both the debt redemption price amounting to US$6,509,574 and unamortized deferred debt issuance costs amounting to US$8,913.

From August 14, 2019 to November 12, 2019, the Company redeemed the First Tranche Bonds for a total principal amount of RMB0.4 billion (US$57 million). The Company recognized loss on extinguishment of debt amounting to US$1,484, consisting of both the debt redemption price amounting to US$175 and unamortized deferred debt issuance costs amounting to US$1,659.

On January 27, 2016, Xinyuan China issued the second tranche of the onshore corporate bonds with an aggregate principal amount of RMB0.7 billion (US$107 million) due on January 27, 2021 (the “Second Tranche Bonds”) at a coupon rate of 7.47% per annum payable annually. Interest is payable on January 27 of each year, commencing January 27, 2017.

From December 14, 2018 to December 21, 2018, the Company redeemed the Second Tranche Bonds for a total principal amount of RMB0.4 billion (US$58 million). The Company recognized loss on extinguishment of debt amounting to US$4,775,500, consisting of both the debt redemption price amounting to US$4,773,284 and unamortized deferred debt issuance costs amounting to US$2,216.

From June 21, 2019 to August 12, 2019, the Company redeemed the Second Tranche Bonds for a total principal amount of RMB90 million (US$13 million). The Company recognized gain on extinguishment of debt amounting to US$127,864, consisting of both the debt redemption price amounting to US$128,426 and unamortized deferred debt issuance costs amounting to US$562.

From February 15, 2020 to November 30, 2020, the Company redeemed the remaining amount of Second Tranche Bonds for a total principal amount of RMB210 million (US$30 million).

On March 14, 2016, Xinyuan China issued the third tranche of the onshore corporate bonds with an aggregate principal amount of RMB0.5 billion (US$77 million) due on March 14, 2021 (the “Third Tranche Bonds”) at a coupon rate of 7.09% per annum payable annually. Interest is payable on March 14 of each year, commencing March 14, 2017.

From March 14, 2019 to August 14, 2019, the Company redeemed the Third Tranche Bonds for a total principal amount of RMB497.9 million (US$71 million). The Company recognized loss on extinguishment of debt amounting to US$743,034, consisting of both the debt redemption price amounting to US$740,934 and unamortized deferred debt issuance costs amounting to US$2,100.

From February 15, 2020 to November 30, 2020 the Company redeemed the remaining amount of the Third Tranche Bonds for a total principal amount of RMB2.1 million (US$0.3 million).

The above three tranches of onshore corporate bonds were issued at par. Upon the third anniversary of the issuance of each tranche of bonds, Xinyuan China may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate. On December 28, 2018, Xinyuan China adjusted the annual interest rate of the First Tranche Bonds to 8.2% from 7.5%.

On August 15, 2016, Xinyuan China issued a new tranche of onshore corporate bonds with an aggregate principal amount of RMB1.5 billion (US$216 million) due on August 15, 2019 (the “New Tranche”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on August 15 of each year, commencing August 15, 2017.

On April 7, 2017, Xinyuan China issued a new second tranche of onshore corporate bonds with an aggregate principal amount of RMB1.13 billion (US$173 million) due on April 7, 2020 (the “2017 Tranche”) at a coupon rate of 8.2% per annum payable annually. Interest is payable on April 7 of each year, commencing April 7, 2018.

Upon the first anniversary of the issuance of the New Tranche and 2017 Tranche, respectively, Xinyuan China may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate. On August 15, 2017, Xinyuan China adjusted the annual interest rate of the New Tranche Bonds to 8.2% from 7.5%. The annual interest rate of the 2017 Tranche Bonds remained unchanged, at 8.2%.

From August 1, 2018 to August 3, 2018, the Company redeemed the New Tranche for a total principal amount of RMB1.05 billion (US$153 million). The Company recognized loss on extinguishment of debt amounting to US$5,989,710, consisting of both the debt redemption price amounting to US$5,710,866 and unamortized deferred debt issuance costs amounting to US$278,844.

On August 15, 2019, the Company redeemed the New Tranche for a total principal amount of RMB0.45 billion (US$64 million).

On March 20, 2018, the Company redeemed the 2017 Tranche for a total principal amount of RMB0.5 billion (US$73 million). The Company recognized loss on extinguishment of debt amounting to US$3,782,353, consisting of both the debt redemption price amounting to US$3,494,557 and unamortized deferred debt issuance costs amounting to US$287,796.

On April 7, 2019, the Company redeemed the remaining amount of RMB0.63 billion (US$90 million) 2017 Tranche, recognizing loss on extinguishment of debt amounting to US$1,535,132 in 2019, consisting of the debt redemption price amounting to US$1,535,132.

On September 20, 2018, Xinyuan China issued a new tranche of onshore corporate bonds with an aggregate principal amount of RMB600 million (US$87 million) due on September 21, 2020 (the “2018 Tranche”) at a coupon rate of 8.5% per annum payable annually. Interest is payable on September 21 of each year, commencing September 21, 2019. The above tranches of onshore corporate bonds were issued at par.

On September 21, 2018, the Company redeemed the 2018 Tranche for a total principal amount of RMB400 million (US$58 million). The Company recognized loss on extinguishment of debt amounting to US$3,599,937, consisting of both the debt redemption price amounting to US$3,291,086 and unamortized deferred debt issuance costs amounting to US$308,851.

From August 26, 2019 to September 23, 2019, the Company redeemed the 2018 Tranche for a total principal amount of RMB76 million (US$11 million). The Company recognized loss on extinguishment of debt amounting to US$20,958, consisting of unamortized deferred debt issuance costs amounting to US$20,958.

From February 15, 2020 to November 30, 2020, the Company redeemed the remaining amount of the 2018 Tranche for a total principal amount of RMB124 million (US$18 million). The Company recognized gain on extinguishment of debt amounting to US$132,897, consisting of both the debt redemption price amounting to US$164,060 and unamortized deferred debt issuance costs amounting to US$296,957.

On January 4, 2019, Xinyuan (China) Real Estate, Ltd. issued a new tranche of the onshore corporate bonds with an aggregate principal amount of RMB600 million (US$87 million) due on January 4, 2022 (the “2019 Tranche”) at a coupon rate of 8.5% per annum payable annually. Interest is payable on January 4 of each year, commencing January 4, 2020.

From January 4, 2019 to June 21, 2019, the Company redeemed the 2019 Tranche for a total principal amount of RMB591 million (US$85 million). The Company recognized loss on extinguishment of debt amounting to US$1,894,262 in 2019, consisting of both the debt redemption price amounting to US$1,428,945 and unamortized deferred debt issuance costs amounting to US$465,317.

From February 15, 2020 to November 30, 2020, the Company redeemed the remaining amount of the 2019 Tranche for a total principal amount of RMB9 million (US$1.3 million). The Company recognized loss on extinguishment of debt amounting to US$303,532, consisting of both the debt redemption price amounting to US$165,243 and unamortized deferred debt issuance costs amounting to US$138,289.

On April 1, 2019, Xinyuan (China) Real Estate, Ltd. issued another new tranche of the onshore corporate bonds with an aggregate principal amount of RMB980 million (US$146 million) due on April 1, 2024 (the “2019 First Tranche Bonds”) at a coupon rate of 8.4% per annum payable annually. Interest is payable on April 1 of each year, commencing April 1, 2020.

From April 1, 2019 to June 21, 2019, the Company redeemed the 2019 First Tranche Bonds for a total principal amount of RMB637 million (US$91 million). The Company recognized loss on extinguishment of debt amounting to US$3,977,493 in 2019, consisting of both the debt redemption price amounting to US$3,494,668 and unamortized deferred debt issuance costs amounting to US$482,825.

From February 15, 2020 to November 30, 2020, the Company redeemed the remaining amount of the 2019 First Tranche Bonds for a total principal amount of RMB343 million (US$49 million). The Company recognized loss on extinguishment of debt amounting to US$423,011, consisting of both the debt redemption price amounting to US$72,640 and unamortized deferred debt issuance costs amounting to US$350,371.

On November 12, 2020, Xinyuan (China) Real Estate, Ltd. issued a new tranche of the onshore corporate bonds with an aggregate principal amount of RMB900 million (US$130 million) due on November 13, 2025 (the “2020 Tranche”) at a coupon rate of 8.35% per annum payable annually. Interest is payable on November 13 of each year, commencing November 13, 2020.

On November 30,2020, the Company redeemed the 2020 Tranche for a total principal amount of RMB646 million (US$94 million). The Company recognized loss on extinguishment of debt amounting to US$261,320, consisting of both the debt redemption price amounting to US$492 and unamortized deferred debt issuance costs amounting to US$260,828.

From January 1, 2021 to December 31, 2021, the Company redeemed the 2020 Tranche for a total principal amount of RMB77.1 million (US$12 million).

From January 1, 2022 to December 31, 2022, the Company did not made redemption for the 2020 Tranche.

On January 7, 2021, Xinyuan (China) Real Estate, Ltd. issued a new tranche of the onshore corporate bonds with an aggregate principal amount of RMB500 million (US$78 million) due on January 7, 2026 (the “2021 Tranche”) at a coupon rate of 8.35% per annum payable annually. Interest is payable on January 7 of each year, commencing January 7, 2021.

From January 1, 2021 to December 31, 2021, the Company redeemed the 2021 Tranche for a total principal amount of RMB402.2 million (US$62 million).

From January 1, 2022 to December 31, 2022, the Company did not made redemption for the 2021 Tranche.